Schedule of Related Party Transactions (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Related Party Transactions Schedule Of Related Party Transactions 1	$ 0
Related Party Transactions Schedule Of Related Party Transactions 2	0
Related Party Transactions Schedule Of Related Party Transactions 3	14,625
Related Party Transactions Schedule Of Related Party Transactions 4	0
Related Party Transactions Schedule Of Related Party Transactions 5	0
Related Party Transactions Schedule Of Related Party Transactions 6	3,750
Related Party Transactions Schedule Of Related Party Transactions 7	0
Related Party Transactions Schedule Of Related Party Transactions 8	0
Related Party Transactions Schedule Of Related Party Transactions 9	33,666
Related Party Transactions Schedule Of Related Party Transactions 10	0
Related Party Transactions Schedule Of Related Party Transactions 11	0
Related Party Transactions Schedule Of Related Party Transactions 12	$ 52,041